Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Maya [Member]
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products	$ 7,966	$ 5,863	$ 10,770
Purchase of data connectivity service:
Purchase of data connectivity service			2
Beijing Huaxianglianxin Technology Company [Member]
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products	$ 43	$ 16	$ 36